Commitments	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
15.	Commitments:

(a)	Operating leases:

The Company has entered into operating leases for office space. Future minimum payments under the various operating leases are as follows:

2016	$413
2017	413
2018	413
2019	379
2020	326
Thereafter	713

Total minimum payments required	$2,657

Rent expense for the year ended December 31, 2015 was $655 (2014 - $599), net of sublease income of nil (2014 - $127).

(b)	Commitments for clinical and other agreements:

The Company entered into various clinical and other agreements requiring it to fund future expenditures of $2,889 (2014 - $4,032).

(c)	Purchase commitments:

In connection with the acquisition of Correvio LLC, the Company has purchase commitments with certain suppliers who assist in the production of AGGRASTAT®. The commitments currently extend until the end of 2016. The amount of the purchase commitment is based on physical quantities manufactured; however there is a minimum purchase obligation of $1,180 for 2016. The total amount purchased under this obligation was $834 for the year ended December 31, 2015 (2014 - $2,148).